Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,599,972,801
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2